Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2011 Interest Rate Swap [Member]	Oct. 31, 2009 Interest Rate Swap [Member]	Dec. 31, 2010 Cash Flow Hedging [Member]	Dec. 31, 2011 Standby Letters Of Credit [Member]	Dec. 31, 2010 Standby Letters Of Credit [Member]
Financial Instruments [Line Items]
Notional amount				$ 10,000	$ 10,000
Variable rate				30-day LIBOR	30-day LIBOR
Fixed interest rate				5.07%	5.04%
Negative fair value of derivative financial instrument		399
Accumulated other comprehensive loss		238
Deferred tax benefits						146
Reclassification reflected from net change in other comprehensive loss	244	301	527
Derivative financial instruments income tax benefit	155	185	320
Contingent liability							3,006	3,399
Standby letters of credit and performance bonds contingently liable for	5,400
Estimated fair value							$ 0